Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	56 Months Ended	59 Months Ended	62 Months Ended	65 Months Ended	68 Months Ended	71 Months Ended	74 Months Ended	77 Months Ended	80 Months Ended	83 Months Ended	86 Months Ended	89 Months Ended	92 Months Ended
	Feb. 23, 2018	Apr. 30, 2018	Jul. 31, 2018	Oct. 31, 2018	Jan. 31, 2019	Apr. 30, 2019	Jul. 31, 2019	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025
C000192517
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,970	$ 9,940	$ 9,700	$ 9,786	$ 9,962	$ 10,127	$ 10,096	$ 10,379	$ 10,358	$ 11,018	$ 11,242	$ 11,675	$ 11,764	$ 11,786	$ 11,775	$ 11,265	$ 10,970	$ 10,755	$ 10,744	$ 10,981	$ 11,050	$ 11,131	$ 11,236	$ 11,528	$ 11,896	$ 11,896	$ 11,933	$ 12,121	$ 11,990	$ 12,160	$ 12,346
C000192519
Account Value [Line Items]
Accumulated Value	500,000	498,000	496,500	485,000	489,284	498,086	506,888	505,335	520,006	518,941	551,941	563,650	585,869	590,270	591,920	591,370	566,441	551,163	540,977	540,411	552,574	556,086	560,769	566,037	581,028	599,771	599,771	602,270	611,639	605,609	614,318	623,766
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,993	10,054	9,974	10,327	10,522	10,867	11,122	11,323	11,662	11,967	11,811	11,857	11,631	11,883	11,754	11,505	10,641	10,799	9,911	10,544	10,596	10,436	9,946	10,765	10,440	10,968	10,995	10,987	11,278	11,339	11,672
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	499,652	502,719	498,723	516,343	526,087	543,343	556,123	566,142	583,124	598,335	590,532	592,866	581,567	594,137	587,709	575,273	532,064	539,973	495,542	527,182	529,789	521,787	497,305	538,243	522,011	548,404	549,753	549,372	563,878	566,949	583,613
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value	10,000	10,028	10,076	10,128	10,187	10,247	10,312	10,371	10,413	10,460	10,463	10,466	10,469	10,471	10,471	10,472	10,473	10,479	10,494	10,555	10,661	10,776	10,912	11,062	11,212	11,357	11,511	11,661	11,797	11,916	12,040	12,171
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 501,424	$ 503,823	$ 506,381	$ 509,356	$ 512,364	$ 515,603	$ 518,559	$ 520,641	$ 522,975	$ 523,154	$ 523,311	$ 523,464	$ 523,554	$ 523,572	$ 523,600	$ 523,649	$ 523,951	$ 524,708	$ 527,728	$ 533,048	$ 538,818	$ 545,607	$ 553,081	$ 560,580	$ 567,872	$ 575,532	$ 583,042	$ 589,843	$ 595,777	$ 602,023	$ 608,551